Business Combination (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Measurement of Assets Acquired and Liability Assumed

The following table summarizes the preliminary measurement of the assets acquired and liabilities assumed:

Estimated Fair Value at Acquisition Date
Assets
Residential real estate	$327,620
Commercial real estate	15,179
Receivables	23,241
Other assets	14,842

Total assets acquired	$380,882

Liabilities
Cost to complete obligations	$(118,388)
Accounts payable and other	(4,664)

Total liabilities assumed	$(123,052)

Net assets acquired	$257,830
Consideration	$257,830
Goodwill / bargain purchase	$—

Schedule of Revenue and Earnings of Playa Vista

The following table presents the revenue and earnings of Playa Vista that is included in our Consolidated Statement of Operations from the acquisition date of December 4, 2012 through December 31, 2012:

Revenues	$264,499
Net Income	$420

Schedule of Supplemental Pro Forma Information of Playa Vista

The following table presents supplemental pro forma information as if the acquisition of Playa Vista occurred on January 1, 2011. The pro forma consolidated results do not purport to project the future results of the Company combined nor do they reflect the expected realization of any cost savings associated with the Playa Vista acquisition.

	2012	2011
	(Unaudited)	(Unaudited)
Revenues	$1,408,710	$1,019,843
Net Income	$115,831	$3,247